Average Annual Total Returns (Vanguard Mid-Cap Index Fund Participant)	Vanguard Mid-Cap Index Fund Vanguard Mid-Cap Index Fund - Investor Shares 1/1/2014 - 12/31/2014	CRSP US Mid Cap Index Vanguard Mid-Cap Index Fund Vanguard Mid-Cap Index Fund - Investor Shares 1/1/2014 - 12/31/2014	MSCI US Mid Cap 450 Index Vanguard Mid-Cap Index Fund Vanguard Mid-Cap Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Spliced Mid Cap Index Vanguard Mid-Cap Index Fund Vanguard Mid-Cap Index Fund - Investor Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.60%	13.83%	13.39%	13.83%
Five Years	16.88%	none	17.21%	17.10%
Ten Years	9.34%	none	9.55%	9.50%